Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 32,960,917
End of year balances, Loans		37,136,853	S/ 32,960,917
Beginning of year balances		28,050	40,840
New assets originated or purchased		1,588	1,215
Assets derecognized or matured (excluding write-offs)		(1,290)	(13,463)
Impact on the expected credit loss for credits that change stage in the year		6,492	(829)
Foreign exchange effect		(97)	287
End of year balances		34,743	28,050
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		6,446	5,330
New assets originated or purchased		1,588	1,215
Assets derecognized or matured (excluding write-offs)		(987)	(324)
Transfers to Stage 2		(4)
Impact on the expected credit loss for credits that change stage in the year		(109)	181
Foreign exchange effect		(85)	44
End of year balances		6,849	6,446
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		21,604	35,510
Assets derecognized or matured (excluding write-offs)		(303)	(13,139)
Transfers to Stage 2		4
Impact on the expected credit loss for credits that change stage in the year		6,601	(1,010)
Foreign exchange effect		(12)	243
End of year balances		27,894	21,604
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		34,055,208	29,174,701
New assets originated or purchased		18,046,202	16,526,772
Assets derecognized or repaid (excluding write offs)		(11,726,343)	(10,407,387)
Write offs		(874,068)	(791,107)
Others		(1,066,807)	(777,430)
Foreign exchange effect		(177,048)	329,659
End of year balances, Loans		38,257,144	34,055,208
Beginning of year balances		1,364,804	1,260,347
New assets originated or purchased		317,473	366,155
Assets derecognized or matured (excluding write-offs)		(223,510)	(198,889)
Impact on the expected credit loss for credits that change stage in the year		707,008	586,327
Others		(28,228)	(14,370)
Total		772,743	739,223
Write-offs		(874,068)	(791,107)
Recovery of written–off loans		136,468	145,586
Foreign exchange effect		(5,168)	10,755
End of year balances		1,394,779	1,364,804
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		30,382,175	25,492,417
New assets originated or purchased		18,046,202	16,526,772
Assets derecognized or repaid (excluding write offs)		(10,863,470)	(9,417,223)
Transfers to Stage 1		969,214	660,625
Transfers to Stage 2		(1,931,859)	(2,142,391)
Transfers to Stage 3		(504,354)	(402,281)
Others		(1,111,112)	(630,465)
Foreign exchange effect		(164,782)	294,721
End of year balances, Loans		34,822,014	30,382,175
Beginning of year balances		394,801	329,161
New assets originated or purchased		317,473	366,155
Assets derecognized or matured (excluding write-offs)		(98,575)	(84,229)
Transfers to Stage 1		126,904	86,656
Transfers to Stage 2		(139,232)	(165,351)
Transfers to Stage 3		(63,227)	(62,418)
Impact on the expected credit loss for credits that change stage in the year		(91,914)	(72,574)
Others		16,327	(3,598)
Total		67,756	64,641
Foreign exchange effect		(665)	999
End of year balances		461,892	394,801
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,858,361	2,941,897
Assets derecognized or repaid (excluding write offs)		(786,157)	(918,338)
Transfers to Stage 1		(967,118)	(659,573)
Transfers to Stage 2		1,969,563	2,178,029
Transfers to Stage 3		(470,499)	(508,498)
Others		(56,737)	(197,590)
Foreign exchange effect		(7,168)	22,434
End of year balances, Loans		2,540,245	2,858,361
Beginning of year balances		462,749	477,616
Assets derecognized or matured (excluding write-offs)		(82,624)	(77,827)
Transfers to Stage 1		(125,255)	(85,814)
Transfers to Stage 2		156,706	181,679
Transfers to Stage 3		(135,678)	(155,034)
Impact on the expected credit loss for credits that change stage in the year		148,328	147,616
Others		(28,174)	(28,858)
Total		(66,697)	(18,238)
Foreign exchange effect		(1,279)	3,371
End of year balances		394,773	462,749
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		814,672	740,387
Assets derecognized or repaid (excluding write offs)		(76,716)	(71,826)
Transfers to Stage 1		(2,096)	(1,052)
Transfers to Stage 2		(37,704)	(35,638)
Transfers to Stage 3		974,853	910,779
Write offs		(874,068)	(791,107)
Others		101,042	50,625
Foreign exchange effect		(5,098)	12,504
End of year balances, Loans		894,885	814,672
Beginning of year balances		507,254	453,570
Assets derecognized or matured (excluding write-offs)		(42,311)	(36,833)
Transfers to Stage 1		(1,649)	(842)
Transfers to Stage 2		(17,474)	(16,328)
Transfers to Stage 3		198,905	217,452
Impact on the expected credit loss for credits that change stage in the year		650,594	511,285
Others		(16,381)	18,086
Total		771,684	692,820
Write-offs		(874,068)	(791,107)
Recovery of written–off loans		136,468	145,586
Foreign exchange effect		(3,224)	6,385
End of year balances		538,114	507,254
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		16,032,068
End of year balances, Loans		17,479,006	16,032,068
Beginning of year balances		194,213	152,471
New assets originated or purchased		42,558	72,297
Assets derecognized or matured (excluding write-offs)		(54,346)	(50,354)
Impact on the expected credit loss for credits that change stage in the year		29,078	40,119
Others	[1]	(35,128)	10,835
Total		(17,838)	72,897
Write-offs	[2]	(29,800)	(34,355)
Recovery of written–off loans		968	1,163
Foreign exchange effect		(1,293)	2,037
End of year balances		146,250	194,213
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		15,335,236
End of year balances, Loans		16,594,779	15,335,236
Beginning of year balances		68,705	48,699
New assets originated or purchased		42,558	72,297
Assets derecognized or matured (excluding write-offs)		(35,809)	(28,714)
Transfers to Stage 1		6,996	3,542
Transfers to Stage 2		(13,571)	(13,919)
Transfers to Stage 3		(4,506)	(13,744)
Impact on the expected credit loss for credits that change stage in the year		(2,900)	(2,937)
Others	[1]	(6,239)	2,703
Total		(13,471)	19,228
Foreign exchange effect		(541)	778
End of year balances		54,693	68,705
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		490,351
End of year balances, Loans		685,054	490,351
Beginning of year balances		27,397	28,437
Assets derecognized or matured (excluding write-offs)		(9,153)	(10,828)
Transfers to Stage 1		(6,996)	(3,542)
Transfers to Stage 2		14,721	15,308
Transfers to Stage 3		(3,583)	(3,873)
Impact on the expected credit loss for credits that change stage in the year		5,779	4,748
Others	[1]	(3,599)	(3,366)
Total		(2,831)	(1,553)
Foreign exchange effect		(167)	513
End of year balances		24,399	27,397
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		206,481
End of year balances, Loans		199,173	206,481
Beginning of year balances		98,111	75,335
Assets derecognized or matured (excluding write-offs)		(9,384)	(10,812)
Transfers to Stage 2		(1,150)	(1,389)
Transfers to Stage 3		8,089	17,617
Impact on the expected credit loss for credits that change stage in the year		26,199	38,308
Others	[1]	(25,290)	11,498
Total		(1,536)	55,222
Write-offs	[2]	(29,800)	(34,355)
Recovery of written–off loans		968	1,163
Foreign exchange effect		(585)	746
End of year balances		67,158	98,111
Consumer loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		10,891,278
End of year balances, Loans		12,821,567	10,891,278
Beginning of year balances		986,951	946,646
New assets originated or purchased		257,150	276,193
Assets derecognized or matured (excluding write-offs)		(144,325)	(129,000)
Impact on the expected credit loss for credits that change stage in the year		607,998	483,030
Others	[1]	9,467	(25,882)
Total		730,290	604,341
Write-offs	[2]	(785,863)	(710,980)
Recovery of written–off loans		130,184	140,049
Foreign exchange effect		(2,962)	6,895
End of year balances		1,058,600	986,951
Consumer loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		8,723,440
End of year balances, Loans		11,126,808	8,723,440
Beginning of year balances		303,953	262,829
New assets originated or purchased		257,150	276,193
Assets derecognized or matured (excluding write-offs)		(57,268)	(51,040)
Transfers to Stage 1		111,506	73,436
Transfers to Stage 2		(120,042)	(145,196)
Transfers to Stage 3		(54,960)	(47,111)
Impact on the expected credit loss for credits that change stage in the year		(81,409)	(60,980)
Others	[1]	26,129	(4,295)
Total		81,106	41,007
Foreign exchange effect		(70)	117
End of year balances		384,989	303,953
Consumer loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,843,375
End of year balances, Loans		1,294,358	1,843,375
Beginning of year balances		398,353	408,167
Assets derecognized or matured (excluding write-offs)		(69,819)	(62,795)
Transfers to Stage 1		(109,857)	(72,594)
Transfers to Stage 2		124,906	149,864
Transfers to Stage 3		(121,246)	(138,483)
Impact on the expected credit loss for credits that change stage in the year		135,659	136,396
Others	[1]	(24,275)	(24,826)
Total		(64,632)	(12,438)
Foreign exchange effect		(1,024)	2,624
End of year balances		332,697	398,353
Consumer loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		324,463
End of year balances, Loans		400,401	324,463
Beginning of year balances		284,645	275,650
Assets derecognized or matured (excluding write-offs)		(17,238)	(15,165)
Transfers to Stage 1		(1,649)	(842)
Transfers to Stage 2		(4,864)	(4,668)
Transfers to Stage 3		176,206	185,594
Impact on the expected credit loss for credits that change stage in the year		553,748	407,614
Others	[1]	7,613	3,239
Total		713,816	575,772
Write-offs	[2]	(785,863)	(710,980)
Recovery of written–off loans		130,184	140,049
Foreign exchange effect		(1,868)	4,154
End of year balances		340,914	284,645
Mortgages [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		6,407,479
End of year balances, Loans		7,206,445	6,407,479
Beginning of year balances		114,610	105,087
New assets originated or purchased		2,153	2,035
Assets derecognized or matured (excluding write-offs)		(15,205)	(11,857)
Impact on the expected credit loss for credits that change stage in the year		28,120	23,422
Others		(1,845)	(3,032)
Total		13,223	10,568
Write-offs		(5,427)	(2,689)
Foreign exchange effect		(724)	1,644
End of year balances		121,682	114,610
Mortgages [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		5,729,653
End of year balances, Loans		6,478,935	5,729,653
Beginning of year balances		8,428	8,368
New assets originated or purchased		2,153	2,035
Assets derecognized or matured (excluding write-offs)		(1,017)	(1,292)
Transfers to Stage 1		6,760	7,839
Transfers to Stage 2		(1,174)	(1,117)
Transfers to Stage 3		(312)	(231)
Impact on the expected credit loss for credits that change stage in the year		(6,185)	(7,248)
Others		787	20
Total		1,012	6
Foreign exchange effect		(22)	54
End of year balances		9,418	8,428
Mortgages [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		438,650
End of year balances, Loans		479,548	438,650
Beginning of year balances		20,142	24,742
Assets derecognized or matured (excluding write-offs)		(1,354)	(1,795)
Transfers to Stage 1		(6,760)	(7,839)
Transfers to Stage 2		12,634	11,388
Transfers to Stage 3		(3,472)	(5,084)
Impact on the expected credit loss for credits that change stage in the year		2,094	440
Others		(420)	(1,917)
Total		2,722	(4,807)
Foreign exchange effect		(76)	207
End of year balances		22,788	20,142
Mortgages [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		239,176
End of year balances, Loans		247,962	239,176
Beginning of year balances		86,040	71,977
Assets derecognized or matured (excluding write-offs)		(12,834)	(8,770)
Transfers to Stage 2		(11,460)	(10,271)
Transfers to Stage 3		3,784	5,315
Impact on the expected credit loss for credits that change stage in the year		32,211	30,230
Others		(2,212)	(1,135)
Total		9,489	15,369
Write-offs		(5,427)	(2,689)
Foreign exchange effect		(626)	1,383
End of year balances		89,476	86,040
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		724,383
End of year balances, Loans		750,126	724,383
Beginning of year balances		69,030	56,143
New assets originated or purchased		15,612	15,630
Assets derecognized or matured (excluding write-offs)		(9,634)	(7,678)
Impact on the expected credit loss for credits that change stage in the year		41,812	39,756
Others		(722)	3,709
Total		47,068	51,417
Write-offs		(52,978)	(43,083)
Recovery of written–off loans		5,316	4,374
Foreign exchange effect		(189)	179
End of year balances		68,247	69,030
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		593,846
End of year balances, Loans		621,492	593,846
Beginning of year balances		13,715	9,265
New assets originated or purchased		15,612	15,630
Assets derecognized or matured (excluding write-offs)		(4,481)	(3,183)
Transfers to Stage 1		1,642	1,839
Transfers to Stage 2		(4,445)	(5,119)
Transfers to Stage 3		(3,449)	(1,332)
Impact on the expected credit loss for credits that change stage in the year		(1,420)	(1,409)
Others		(4,350)	(2,026)
Total		(891)	4,400
Foreign exchange effect		(32)	50
End of year balances		12,792	13,715
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		85,985
End of year balances, Loans		81,285	85,985
Beginning of year balances		16,857	16,270
Assets derecognized or matured (excluding write-offs)		(2,298)	(2,409)
Transfers to Stage 1		(1,642)	(1,839)
Transfers to Stage 2		4,445	5,119
Transfers to Stage 3		(7,377)	(7,594)
Impact on the expected credit loss for credits that change stage in the year		4,796	6,032
Others		120	1,251
Total		(1,956)	560
Foreign exchange effect		(12)	27
End of year balances		14,889	16,857
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		44,552
End of year balances, Loans		47,349	44,552
Beginning of year balances		38,458	30,608
Assets derecognized or matured (excluding write-offs)		(2,855)	(2,086)
Transfers to Stage 3		10,826	8,926
Impact on the expected credit loss for credits that change stage in the year		38,436	35,133
Others		3,508	4,484
Total		49,915	46,457
Write-offs		(52,978)	(43,083)
Recovery of written–off loans		5,316	4,374
Foreign exchange effect		(145)	102
End of year balances		40,566	38,458
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,071,460	4,266,495
New assets originated or purchased		1,640,747	1,599,629
Assets derecognized or repaid (excluding write offs)		(1,328,952)	(1,779,309)
Others		(247,786)	(93,179)
Foreign exchange effect		(33,492)	77,824
End of year balances, Loans		4,101,977	4,071,460
Beginning of year balances		62,051	139,178
New assets originated or purchased		6,937	12,138
Assets derecognized or matured (excluding write-offs)		(19,800)	(53,790)
Impact on the expected credit loss for credits that change stage in the year		(4,329)	(3,009)
Others		(4,740)	(34,490)
Total		(21,932)	(79,151)
Foreign exchange effect	[3]	(425)	2,024
End of year balances		39,694	62,051
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		3,501,536	3,763,245
New assets originated or purchased		1,640,747	1,599,629
Assets derecognized or repaid (excluding write offs)		(1,190,801)	(1,532,320)
Transfers to Stage 1		257,397	27,937
Transfers to Stage 2		(88,515)	(378,387)
Transfers to Stage 3		(1,186)	(34)
Others		(241,031)	(48,421)
Foreign exchange effect		(28,995)	69,887
End of year balances, Loans		3,849,152	3,501,536
Beginning of year balances		19,829	46,890
New assets originated or purchased		6,937	12,138
Assets derecognized or matured (excluding write-offs)		(9,803)	(8,925)
Transfers to Stage 1		7,101	1,177
Transfers to Stage 2		(2,410)	(7,004)
Transfers to Stage 3		(125)	(12)
Impact on the expected credit loss for credits that change stage in the year		(2,997)	(838)
Others		(1,996)	(24,607)
Total		(3,293)	(28,071)
Foreign exchange effect	[3]	(169)	1,010
End of year balances		16,367	19,829
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		526,854	470,231
Assets derecognized or repaid (excluding write offs)		(131,505)	(224,143)
Transfers to Stage 1		(257,397)	(27,937)
Transfers to Stage 2		88,515	382,098
Transfers to Stage 3		(37)	(50,348)
Others		457	(30,765)
Foreign exchange effect		(4,469)	7,718
End of year balances, Loans		222,418	526,854
Beginning of year balances		19,753	77,299
Assets derecognized or matured (excluding write-offs)		(6,597)	(34,620)
Transfers to Stage 1		(7,101)	(1,177)
Transfers to Stage 2		2,410	8,753
Transfers to Stage 3		(1)	(25,039)
Impact on the expected credit loss for credits that change stage in the year		(1,407)	3,519
Others		(2,091)	(9,972)
Total		(14,787)	(58,536)
Foreign exchange effect	[3]	(246)	990
End of year balances		4,720	19,753
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		43,070	33,019
Assets derecognized or repaid (excluding write offs)		(6,646)	(22,846)
Transfers to Stage 2			(3,711)
Transfers to Stage 3		1,223	50,382
Others		(7,212)	(13,993)
Foreign exchange effect		(28)	219
End of year balances, Loans		30,407	43,070
Beginning of year balances		22,469	14,989
Assets derecognized or matured (excluding write-offs)		(3,400)	(10,245)
Transfers to Stage 2			(1,749)
Transfers to Stage 3		126	25,051
Impact on the expected credit loss for credits that change stage in the year		75	(5,690)
Others		(653)	89
Total		(3,852)	7,456
Foreign exchange effect	[3]	(10)	24
End of year balances		S/ 18,607	S/ 22,469

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of year and its amortized cost at the end of year (variation in the provision recorded for partial amortizations that did not represent a reduction or cancellation of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	The Group writes off financial assets that are still subject to collection activities. In this regard, the Group seeks to recover the amounts legally owed in full, but have been written off because there is no reasonable expectation of recovery.
[3]	Corresponds mainly to the effect of the exchange rate and the variation of the value of money over time.